Note 15 - Earnings (Loss) per Share - Basic and Diluted Earnings Per Share Calculation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net income/(loss)	$ (7,798,300)	$ 2,566,678	$ 12,685,826
Less: Undistributed earnings allocated to non-vested shares		(13,457)	(26,357)
Net income/(loss) attributable to common shareholders, basic	$ (7,798,300)	$ 2,553,221	$ 12,659,469
Weighted average number of shares outstanding, basic and diluted (in shares)	39,824,038	41,315,127	39,305,644
Earnings/(loss) per share, basic and diluted (in dollars per share)	$ (0.20)	$ 0.06	$ 0.32